INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

	As of December 31,
	2019	2020

	(HK$ in thousands)
Gross carrying amount
Computer software	6,328	8,525
License	2,000	2,000
Trading right	1,000	1,000
Golf membership	678	2,563
Total of gross carrying amount	10,006	14,088

Less: accumulated amortization
Computer software	(1,647)	(3,041)
Trading right	(500)	(500)
Golf membership	(166)	(331)
Total of accumulated amortization	(2,313)	(3,872)
Intangible assets, net	7,693	10,216